RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
RELATED PARTY NOTE PAYABLE AND RELATED PARTY TRANSACTIONS DETAILS
Promissory note executed with a related party, amount		$ 4,500
Promissory note executed with a related party, interest rate per annum		0.00%
Note payable to increase		$ 6,000
Rent expense included in Adminstrative and other costs	$ 6,000	6,000
Per month lease rent expense on office space rented from the founder	$ 500	500
Amount of intangible and tangible assets recorded and capitalized		$ 24,000